Summary of Reserve Balances for Variable Annuity Contracts With Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 915	$ 710
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	164	170
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 300	$ 297